Equity	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
18.	Equity

(a)	Capital stock -

As of December 31, 2020 and 2019, share capital is represented by 423,868,449 authorized common shares subscribed and fully paid, with a nominal value of one Sol per share. As from December 31, 2020 from the total outstanding common shares; 31,728,741 are listed in the New York Stock Exchange and 392,139,708 in the Lima Stock Exchange. As of December 31, 2019, 31,066,186 common shares were listed on the New York Stock Exchange and 392,802,263 on the Lima Stock Exchange.

(b)	Investment shares -

Investment shares do not have voting rights or participate in shareholder’s meetings or the appointment of directors. Investment shares confer upon the holders thereof the right to participate in dividends distributed according to their nominal value, in the same manner as common shares. Investment shares also confer the holders thereof the right to:

(i)	maintain the current proportion of the investment shares in the case of capital increase by new contributions;

(ii)	increase the number of investment shares upon capitalization of retained earnings, revaluation surplus or other reserves that do not represent cash contributions;

(iii)	participate in the distribution of the assets resulting from liquidation of the Company in the same manner as common shares; and,

(iv)	redeem the investment shares in case of a merger and/or change of business activity of the Company.

As of December 31, 2020 and 2019, the Company has 40,278,894 investment shares subscribed and fully paid, with a nominal value of one sol per share.

(c)	Treasury shares -

As of December 31, 2020 and 2019, the Company maintains 36,040,497 investment shares held in treasury amounting to S/121,258,000.

(d)	Additional paid-in capital -

As of January 1, 2017, additional paid-in capital represented mainly by S/561,191,000 obtained as a result of the issue of 111,484,000 common shares and 928,000 investment shares corresponding to a public offering of American Depositary Shares (ADS) listed on the New York Stock Exchange and the Lima Stock Exchange in 2012. This amount corresponds to the excess of the total proceeds obtained by this transaction in relation to the nominal value of these shares. In March 2017, S/118,569,000 was debited from this item as a result of the spin-off of the Phosphates Project. See note 9(b).

(e)	Legal reserve -

Provisions of the General Corporation Law require that a minimum of 10% of the distributable earnings for each period, after deducting the income tax, be transferred to a legal reserve until such is equal to 20% of the capital. This legal reserve can offset losses or can be capitalized, and in both cases, there is the obligation to replenish it.

(f)	Other accumulated comprehensive results - This reserve records fair value changes on available-for-sale financial assets and the unrealized results on cash flow hedge.

(g)	Distributions made and proposed –

	2020	2019	2018
	November 16, 2020	November 18, 2019	September 24, 2018
Approval date by Board of Directors
Declared dividends per share to be paid in cash S/	0.23000	0.36000	0.38000
Declared dividends S/(000)	98,465	154,119	161,396

As of December 31, 2020 and 2019, dividends payable amount to S/7,686,000 and S/52,523,000, respectively. During 2019, in order to comply with Peruvian law requirements S/280,000, respectively corresponding to dividends payable with aging greater than ten years were transferred from “Dividends payable” caption to “Legal reserve” caption in the consolidated statement of changes in equity.